Royalty, stream and working interests - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Royalty, Stream and Working Interests, Net
Balance at beginning of period	$ 4,555.6	$ 3,939.2
Acquisitions	476.9	988.6
Impairments		(76.0)
Depletion	(259.7)	(243.9)
Impact of foreign exchange	25.0	(52.3)
Balance at end of period	4,797.8	4,555.6
Mineral Royalties
Royalty, Stream and Working Interests, Net
Balance at beginning of period	450.1	486.1
Acquisitions		0.5
Transfers	5.9	16.4
Depletion	(46.0)	(42.5)
Impact of foreign exchange	5.6	(10.4)
Balance at end of period	415.6	450.1
Streams
Royalty, Stream and Working Interests, Net
Balance at beginning of period	2,967.6	2,575.4
Acquisitions		630.4
Impairments		(75.4)
Depletion	(163.6)	(162.8)
Balance at end of period	2,804.0	2,967.6
Energy
Royalty, Stream and Working Interests, Net
Balance at beginning of period	966.6	682.7
Acquisitions	419.0	354.5
Depletion	(49.0)	(37.3)
Impact of foreign exchange	17.0	(33.3)
Balance at end of period	1,353.6	966.6
Advanced
Royalty, Stream and Working Interests, Net
Balance at beginning of period	129.8	151.9
Acquisitions	46.0	1.8
Transfers	(5.9)	(16.4)
Depletion	(0.9)	(1.1)
Impact of foreign exchange	1.9	(6.4)
Balance at end of period	170.9	129.8
Exploration
Royalty, Stream and Working Interests, Net
Balance at beginning of period	41.5	43.1
Acquisitions	11.9	1.4
Impairments		(0.6)
Depletion	(0.2)	(0.2)
Impact of foreign exchange	0.5	(2.2)
Balance at end of period	$ 53.7	$ 41.5